Summary of Significant Accounting Principles and Practices (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Accounting
The accompanying Consolidated Financial Statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The Consolidated Financial Statements include the accounts of Aon plc and all of its controlled subsidiaries (“Aon” or the “Company”). Intercompany accounts and transactions have been eliminated. The Consolidated Financial Statements include, in the opinion of management, all adjustments (consisting of normal recurring adjustments and reclassifications) necessary to present fairly the Company’s consolidated financial position, results of operations and cash flows for all periods presented.

Use of Estimates
Use of Estimates
The preparation of the accompanying Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the Consolidated Financial Statements, and the reported amounts of reserves and expenses. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Management believes its estimates to be reasonable given the current facts available. Aon adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity markets, and foreign currency exchange rate movements increase the uncertainty inherent in such estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates resulting from continuing changes in the economic environment would, if applicable, be reflected in the Consolidated Financial Statements in future periods.

Revenue Recognition
Revenue Recognition
The Company generates revenues primarily through commissions, compensation from insurance and reinsurance companies for services provided to them, and fees from customers. Commissions and fees for brokerage services vary depending upon several factors, which may include the amount of premium, the type of insurance or reinsurance coverage provided, the particular services provided to a client, insurer, or reinsurer, and the capacity in which the Company acts. Compensation from insurance and reinsurance companies includes: (1) fees for consulting and analytics services and (2) fees and commissions for administrative and other services provided to or on behalf of insurers. In Aon’s capacity as an insurance and reinsurance broker, the service promised to the customer is placement of an effective insurance or reinsurance policy, respectively. At the completion of the insurance or reinsurance policy placement process once coverage is effective, the customer has obtained control over the services promised by the Company. Judgment is not typically required when assessing whether the coverage is effective. Fees from clients for advice and consulting services are dependent on the extent and value of the services provided. Payment terms for the Company’s principal service lines are discussed below; the Company believes these terms are consistent with current industry practices. Significant financing components are typically not present in Aon’s arrangements.
The Company recognizes revenue when control of the promised services is transferred to the customer in the amount that best reflects the consideration to which the Company expects to be entitled in exchange for those services. For arrangements where control is transferred over time, an input or output method is applied that represents a faithful depiction of the progress towards completion of the performance obligation. For arrangements that include variable consideration, the Company assesses whether any amounts should be constrained. For arrangements that include multiple performance obligations, the Company allocates consideration based on their relative fair values.
Costs incurred by the Company in obtaining a contract are capitalized and amortized on a systematic basis that is consistent with the transfer of control of the services to which the asset relates, considering anticipated renewals when applicable. Certain contract related costs, including pre-placement brokerage costs, are capitalized as a cost to fulfill and are amortized on a systematic basis consistent with the transfer of control of the services to which the asset relates, which is generally less than one year.
The Company has elected to apply practical expedients to not disclose the revenue related to unsatisfied performance obligations if (1) the contract has an original duration of 1 year or less, (2) the Company has recognized revenue for the amount in which it has the right to bill, and (3) the variable consideration is allocated entirely to an unsatisfied performance obligation which is recognized as a series of distinct goods or services that form a single performance obligation.

Disaggregation of Revenue
The following is a description of principal service lines from which the Company generates its revenue:
Commercial Risk Solutions includes retail brokerage, cyber solutions, global risk consulting, and captives. Revenue primarily includes insurance commissions and fees for services rendered. Revenue is predominantly recognized at a point in time upon the effective date of the underlying policy (or policies), or for a limited number of arrangements, over the term of the arrangement using output measures to depict the transfer of control of the services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. For arrangements recognized over time, various output measures, including units transferred and time elapsed, are utilized to provide a faithful depiction of the progress towards completion of the performance obligation. Revenue is recorded net of allowances for estimated policy cancellations, which are determined based on an evaluation of historical and current cancellation data. Commissions and fees for brokerage services may be invoiced near the effective date of the underlying policy or over the term of the arrangement in installments during the policy period.
Reinsurance Solutions includes treaty and facultative reinsurance brokerage and capital markets. Revenue primarily includes reinsurance commissions and fees for services rendered. Revenue is predominantly recognized at a point in time upon the effective date of the underlying policy (or policies), or for a limited number of arrangements, over the term of the arrangement using output measures to depict the transfer of control of the services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. For arrangements recognized over time, various output measures, including units delivered and time elapsed, are utilized to provide a faithful depiction of the progress towards completion of the performance obligation. Commissions and fees for brokerage services may be invoiced at the inception of the reinsurance period for certain reinsurance brokerage, or more commonly, over the term of the arrangement in installments based on deposit or minimum premiums for most treaty reinsurance arrangements.
Retirement Solutions includes core retirement, investment consulting, and human capital. Revenue consists primarily of fees paid by customers for consulting services, such as risk management strategies, health and benefits, and human capital consulting services. Revenue recognized for these arrangements is predominantly recognized over the term of the arrangement using input or output measures to depict the transfer of control of the services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services, or for certain arrangements, at a point in time upon completion of the services. For consulting arrangements recognized over time, revenue will be recognized based on a measure of progress that depicts the transfer of control of the services to the customer, utilizing an appropriate input or output measure to provide a reasonable assessment of the progress towards completion of the performance obligation including units delivered or time elapsed. Fees paid by customers for consulting services are typically charged on an hourly, project or fixed-fee basis, and revenue for these arrangements is typically recognized based on time incurred, days elapsed, or reports delivered. Revenue from time-and-materials or cost-plus arrangements are recognized as services are performed using input or output measures to provide a reasonable assessment of the progress towards completion of the performance obligation including hours worked, and revenue for these arrangements is typically recognized based on time and materials incurred. Reimbursements received for out-of-pocket expenses are recorded as a component of revenue. Payment terms vary but are typically over the contract term in installments.
Health Solutions includes health and benefits brokerage and health care exchanges. Revenue primarily includes insurance commissions and fees for services rendered. For brokerage commissions, revenue is predominantly recognized at the effective date of the underlying policy (or policies), or for a limited number of arrangements, over the term of the arrangement to depict the transfer of control of the services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services using input or output measures, including units delivered or time elapsed, to provide a faithful depiction of the progress towards completion of the performance obligation. Revenue from health care exchange arrangements are typically recognized upon successful enrollment of participants, net of a reserve for estimated cancellations. Commissions and fees for brokerage services may be invoiced at the effective date of the underlying policy or over the term of the arrangement in installments during the policy period. Payment terms for other services vary but are typically over the contract term in installments.
Data & Analytic Services includes Affinity, Aon InPoint, and ReView.  Revenue consists primarily of fees for services rendered and is generally recognized over the term of the arrangement to depict the transfer of control of the services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. Payment terms vary but are typically over the contract term in installments. For arrangements recognized over time, revenue will be recognized based on a measure of progress that depicts the transfer of control of the services to the customer, utilizing an appropriate input or output measure to provide a faithful depiction of the progress towards completion of the performance obligation, including units delivered or time elapsed. Input and output measures utilized vary based on the arrangement but typically include reports provided or days elapsed.

Share-based Compensation Expense
Share-based Compensation Expense
Share-based payments to employees, including grants of restricted share units and performance share awards, are measured based on grant date fair value. The Company recognizes compensation expense over the requisite service period for awards expected to ultimately vest. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.

Pension and Other Post-Retirement Benefits
Pension and Other Postretirement Benefits
The Company records net periodic cost relating to its pension and other postretirement benefit plans based on calculations that include various actuarial assumptions, including discount rates, assumed rates of return on plan assets, inflation rates, mortality rates, compensation increases, and turnover rates. The Company reviews its actuarial assumptions on an annual basis and modifies these assumptions based on current rates and trends. The effects of gains, losses, and prior service costs and credits are amortized over future service periods or future estimated lives if the plans are frozen as reflected in Other income (expense) within the Consolidated Statements of Income. The funded status of each plan, calculated as the fair value of plan assets less the benefit obligation, is reflected in the Company’s Consolidated Statements of Financial Position using a December 31 measurement date.

Net Income per Share
Net Income per Share
Basic net income per share is computed by dividing net income available to ordinary shareholders by the weighted-average number of ordinary shares outstanding, including participating securities, which consist of unvested share awards with non-forfeitable rights to dividends. Diluted net income per share is computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding, which have been adjusted for the dilutive effect of potentially issuable ordinary shares, including certain contingently issuable shares. The diluted earnings per share calculation reflects the more dilutive effect of either (1) the two-class method that assumes that the participating securities have not been exercised, or (2) the treasury stock method.
Potentially issuable shares are not included in the computation of diluted income per share if their inclusion would be antidilutive.

Cash and Cash Equivalents and Short-term Investments
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents include cash balances and all highly liquid investments with initial maturities of three months or less. Short-term investments consist of money market funds. The estimated fair value of Cash and cash equivalents and Short-term investments approximates their carrying values.

Fiduciary Assets and Liabilities
Fiduciary Assets and Liabilities
In its capacity as an insurance agent and broker, Aon collects premiums from insureds and, after deducting its commission, remits the premiums to the respective insurers. Aon also collects claims or refunds from insurers on behalf of insureds. Uncollected premiums from insureds and uncollected claims or refunds from insurers are recorded as Fiduciary assets in the Company’s Consolidated Statements of Financial Position. Unremitted insurance premiums and claims are held in a fiduciary capacity and the obligation to remit these funds is recorded as Fiduciary liabilities in the Consolidated Statements of Financial Position.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
The Company’s allowance for doubtful accounts with respect to receivables is based on a combination of factors, including evaluation of historical write-offs, aging of balances, and other qualitative and quantitative analyses.
Fixed Assets	.
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill represents the excess of acquisition cost over the fair value of the net assets acquired in the acquisition of a business. Goodwill is allocated to applicable reporting units. Upon disposition of a business entity, goodwill is allocated to the disposed entity based on the fair value of that entity compared to the fair value of the reporting unit in which it was included. Goodwill is not amortized, but instead is tested for impairment at least annually. The goodwill impairment test is performed at the reporting unit level. The Company may initially perform a qualitative analysis to determine if it is more likely than not that the goodwill balance is impaired. If a qualitative assessment is not performed or if a determination is made that it is not more likely than not that their value of the reporting unit exceeds its carrying amount, then the Company will perform a two-step quantitative analysis. First, the fair value of each reporting unit is compared to its carrying value. If the fair value of the reporting unit is less than its carrying value, the Company performs a hypothetical purchase price allocation based on the reporting unit’s fair value to determine the fair value of the reporting unit’s goodwill. Any resulting difference will be a charge to Amortization and impairment of intangible assets in the Consolidated Statements of Income in the period in which the determination is made. Fair value is determined using a combination of present value techniques and market prices of comparable businesses.
We classify our intangible assets acquired as either tradenames, customer-related and contract-based, or technology and other. Amortization basis and estimated useful lives by intangible asset type are generally as follows:

Intangible Asset Description	Amortization Basis	Estimated Useful Life
Tradenames	Straight-line	1 to 3 years
Customer-related and contract-based	In line with underlying cash flows	7 to 20 years
Technology and other	Straight-line	5 to 7 years

Derivatives
Derivatives
Derivative instruments are recognized in the Consolidated Statements of Financial Position at fair value. Where the Company has entered into master netting agreements with counterparties, the derivative positions are netted by counterparties and are reported accordingly in other assets or other liabilities. Changes in the fair value of derivative instruments are recognized in earnings each period, unless the derivative is designated and qualifies as a cash flow or net investment hedge.
The Company has historically designated the following hedging relationships for certain transactions: (1) a hedge of the change in fair value of a recognized asset or liability or firm commitment (“fair value hedge”), (2) a hedge of the variability in cash flows from a recognized variable-rate asset or liability or forecasted transaction (“cash flow hedge”), and (3) a hedge of the net investment in a foreign operation (“net investment hedge”).
In order for a derivative to qualify for hedge accounting, the derivative must be formally designated as a fair value, cash flow, or a net investment hedge by documenting the relationship between the derivative and the hedged item. The documentation must include a description of the hedging instrument, the hedged item, the risk being hedged, Aon’s risk management objective and strategy for undertaking the hedge, and the method for assessing the effectiveness of the hedge. Additionally, the hedge relationship must be expected to be highly effective at offsetting changes in either the fair value or cash flows of the hedged item at both the inception of the hedge and on an ongoing basis. Aon assesses the ongoing effectiveness of its hedges quarterly or more frequently if facts and circumstances require.
For a derivative designated as a fair value hedging instrument, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item attributable to the risk being hedged. The effect is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value. For a cash flow hedge that qualifies for hedge accounting, the change in fair value of a hedging instrument is recognized in Accumulated other comprehensive income (“AOCI”) and subsequently reclassified to earnings in the same period the hedged item impacts earnings. For a net investment hedge, the change in fair value of the hedging instrument is recognized in AOCI as part of the cumulative translation adjustment.
Changes in the fair value of a derivative that is not designated as part of a hedging relationship (commonly referred to as an “economic hedge”) are recorded in Other income (expense) in the Consolidated Statements of Income in the period of change.
The Company discontinues hedge accounting prospectively when (1) the derivative expires or is sold, terminated, or exercised, (2) the qualifying criteria are no longer met, or (3) management removes the designation of the hedging relationship.

Foreign Currency
Foreign Currency
Certain of the Company’s non-U.S. operations use their respective local currency as their functional currency. These operations that do not have the U.S. dollar as their functional currency translate their financial statements at the current rates of exchange in effect at the balance sheet date and revenues and expenses using rates that approximate those in effect during the period. The resulting translation adjustments are included in Net foreign currency translation adjustments within the Consolidated Statements of Shareholders’ Equity. Further, gains and losses from the remeasurement of monetary assets and liabilities that are denominated in a non-functional currency of that entity are included in Other income (expense) within the Consolidated Statements of Income.
Income Taxes
Income Taxes
Deferred income taxes are recognized for the effect of temporary differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted marginal tax rates and laws that are currently in effect. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in the period when the rate change is enacted.
Deferred tax assets are reduced by valuation allowances if, based on the consideration of all available evidence, it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax assets are realized by having sufficient future taxable income to allow the related tax benefits to reduce taxes otherwise payable. The sources of taxable income that may be available to realize the benefit of deferred tax assets are future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carry-forwards, taxable income in carry-back years, and tax planning strategies that are both prudent and feasible.
The Company recognizes the effect of income tax positions only if sustaining those positions is more likely than not. Tax positions that meet the more likely than not recognition threshold but are not highly certain are initially and subsequently measured based on the largest amount of benefit that is greater than 50% likely of being realized upon settlement with the taxing authority.  Only information that is available at the reporting date is considered in the Company’s recognition and measurement analysis, and events or changes in facts and circumstances are accounted for in the period in which the event or change in circumstance occurs.
The Company records penalties and interest related to unrecognized tax benefits in Income taxes in the Company’s Consolidated Statements of Income.

Leases
Leases
The Company leases office facilities, equipment, and automobiles under non-cancelable operating and finance leases. The Company’s lease obligations are primarily for the use of office facilities. The Company evaluates if a leasing arrangement exists upon inception of a contract. A contract contains a lease if the contract conveys the right to control the use of identified tangible assets for a period of time in exchange for consideration. Identified property, plant, or equipment may include a physically distinct portion of a larger asset, or a portion of an asset that represents substantially all of the capacity of the asset but is not physically distinct. The Company assesses whether a contract implicitly contains the right to control the use of a tangible asset that is not already owned. In addition, the Company subleases certain real estate properties to third parties, which are classified as operating leases.
The Company’s leases expire at various dates and may contain renewal and expansion options. The exercise of lease renewal and expansion options are typically at the Company’s sole discretion and are only included in the determination of the lease term if the Company is reasonably certain to exercise the option. The Company’s leases do not typically contain termination options. In addition, the Company’s lease agreements typically do not contain any material residual value guarantees or restrictive covenants.
ROU assets and lease liabilities are based on the present value of the minimum lease payments over the lease term. The Company has elected the practical expedient related to lease and non-lease components, as an accounting policy election for all asset classes, which allows a lessee to not separate non-lease from lease components and instead account for consideration received in a contract as a single lease component.
The Company made a policy election to not recognize ROU assets and lease liabilities that arise from leases with an initial term of twelve months or less on the Consolidated Statements of Financial Position. However, the Company recognized these lease payments in the Consolidated Statements of Income on a straight-line basis over the lease term and variable lease payments in the period in which the expense was incurred. The Company chose to apply this accounting policy across all classes of underlying assets.
A portion of the Company’s lease agreements include variable lease payments that are not recorded in the initial measurement of the lease liability and ROU asset balances. For real estate arrangements, base rental payments may be escalated according to annual changes in the Consumer Price Index (“CPI”) or other indices. The escalated rental payments based on the estimated CPI at the lease commencement date are included within minimum rental payments; however, changes in CPI are considered variable in nature and are recognized as variable lease costs in the period in which the obligation is incurred. Additionally, real estate lease agreements may include other variable payments related to operating expenses charged by the landlord based on actual expenditures. Information technology equipment agreements may include variable payments based on usage of the equipment. These expenses are also recognized as variable lease costs in the period in which the expense is incurred.
The Company utilizes discount rates to determine the present value of the lease payments based on information available at the commencement date of the lease. As the rate implicit in each lease is not typically readily available, the Company uses an incremental borrowing rate based on factors such as the lease term and the economic environment where the lease exists to determine the appropriate present value of future lease payments. When determining the incremental borrowing rate, the Company considers the rate of interest it would pay on a secured borrowing in an amount equal to the lease payments for the underlying asset under similar terms.
Operating leases are included in Operating lease ROU assets, Other current liabilities, and Non-current operating lease liabilities on the Consolidated Statements of Financial Position. Finance leases are included in Other non-current assets, Other current liabilities, and Other non-current liabilities on the Consolidated Statements of Financial Position.

Principles of Consolidation
Principles of Consolidation
The accompanying Consolidated Financial Statements include the accounts of Aon plc and those entities in which the Company has a controlling financial interest. To determine if Aon holds a controlling financial interest in an entity, the Company first evaluates if it is required to apply the variable interest entity (“VIE”) model to the entity, otherwise, the entity is evaluated under the voting interest model. Where Aon holds rights that give it the power to direct the activities of a VIE that most significantly impact the VIE's economic performance, combined with a variable interest that gives the right to receive potentially significant benefits or the obligation to absorb potentially significant losses, the Company has a controlling financial interest in that VIE. Aon holds a controlling financial interest in entities that are not VIEs where it, directly or indirectly, holds more than 50% of the voting rights or where it exercises control through substantive participating rights or as a general partner
New Accounting Pronouncements
New Accounting Pronouncements
Adoption of New Accounting Standards
Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
In February 2018, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance related to reclassification of certain tax effects from accumulated other comprehensive income. The guidance allowed a reclassification from accumulated comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017. The guidance was effective for the Company in the first quarter of 2019. Aon did not elect to reclassify stranded tax effects on the Consolidated Statement of Financial Position; therefore, for the three and twelve months ended December 31, 2019, there was no impact on the net income of the Company. It is the Company’s policy to release income tax effects from accumulated other comprehensive loss using the portfolio approach.
Targeted Improvements to Accounting for Hedging Activities
In August 2017, the FASB issued new accounting guidance related to targeted improvements to accounting for hedging activities. The new guidance amended its hedge accounting model to enable entities to better portray their risk management activities in the financial statements. The guidance eliminated the requirement to separately measure and report hedge ineffectiveness and required the effect of a hedging instrument to be presented in the same income statement line as the hedged item. The new guidance was effective for Aon in the first quarter of 2019 and the Company adopted it on a modified retrospective basis with no cumulative effect adjustment to Accumulated other comprehensive income (loss) or corresponding adjustment to Retained earnings. Changes to the Consolidated Statement of Income and financial statement disclosures were applied prospectively. Under the new guidance, gains or losses on certain derivative hedging instruments are recognized in Revenue, as opposed to Other income (expense) under the previous guidance. For the three and twelve months ended December 31, 2019, the adoption of this guidance had no impact on the net income and an insignificant impact on the operating income of the Company.
Leases
In February 2016, the FASB issued a new accounting standard related to leases, which required lessees to recognize assets and liabilities for most leases. Under the new standard, a lessee is required to recognize in the Consolidated Statements of Financial Position, liabilities to make future lease payments and ROU assets representing its right to use the underlying assets for the lease term. The recognition, measurement, timing, and presentation of expenses and cash flows arising from a lease by a lessee did not significantly changed from previous U.S. GAAP. Under previous U.S. GAAP, leases classified as operating were not required to be recognized as assets and liabilities on the Consolidated Statements of Financial Position, and expense for minimum lease payments would be recognized on a straight-line basis over the term of the lease in the Consolidated Statements of Income. Leases classified as capital leases under previous U.S. GAAP were initially recorded using the present value of the minimum lease payments, with an associated capital lease liability, classified as short-term or long-term, as appropriate in the Consolidated Statements of Financial Position.
The Company adopted the new standard as of January 1, 2019 using the modified retrospective approach for all leases existing at, or entered into after, the period of adoption. Under this approach, prior periods were not restated. Rather, lease balances and other disclosures for prior periods were provided in the Notes to Consolidate Financial Statements as previously reported, and the cumulative effect of initially applying the guidance was recognized in the Consolidated Statement of Financial Position as of December 31, 2019.
The modified retrospective approach included several optional practical expedients available that entities could elect to apply upon transition. These practical expedients related to the identification and classification of leases that commenced before the effective date, initial direct costs for leases that commenced before the effective date, and the ability to use hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which allowed a lessee to carry forward their population of existing leases, the classification of each lease, as well as the treatment of initial direct costs as of the period of adoption. In addition, the Company elected the practical expedient related to lease and non-lease components, as an accounting policy election for all asset classes, which allowed a lessee to not separate non-lease from lease components and instead account for consideration paid in a contract as a single lease component. Lastly, the Company did not elect the practical expedient related to hindsight analysis which allowed a lessee to use hindsight in determining the lease term and in assessing impairment of the entity’s ROU assets.
The Company made a policy election to not recognize ROU assets and lease liabilities that arise from leases with an initial term of twelve months or less on the Consolidated Statement of Financial Position. However, the Company recognized these lease payments in the Consolidated Statement of Income on a straight-line basis over the lease term and variable lease payments in the period in which the expense was incurred. The Company chose to apply this accounting policy across all classes of underlying assets. Additionally, upon adoption, the Company utilized a discount rate to determine the present value of the lease payments based on information available as of January 1, 2019.
Beginning January 1, 2019, operating ROU assets and operating lease liabilities were recognized based on the present value of lease payments over the lease term at the commencement date. Operating leases in effect prior to January 1, 2019 were recognized at the present value of the remaining payments for the remaining lease term as of January 1, 2019. Upon adoption, the Company recognized ROU assets and lease liabilities of $1.1 billion and $1.3 billion, respectively. The standard had an insignificant impact on the Consolidated Statement of Income and no impact on the Consolidated Statement of Cash Flows. Refer to Note 10 “Lease Commitments” for further information including significant assumptions and judgments made.

As a result of applying the modified retrospective approach to adopt the new leasing standard, the following adjustments were made to the Consolidated Statement of Financial Position as of January 1, 2019 (in millions):

	December 31, 2018		January 1, 2019
	As Reported	Adjustments	As Adjusted
Assets
Operating lease right-of-use assets	$—	$1,021	$1,021
Other non-current assets	$448	$78	$526

Liabilities
Other current liabilities	$936	$219	$1,155
Non-current operating lease liabilities	$—	$1,014	$1,014
Other non-current liabilities	$1,097	$(134)	$963

Revenue Recognition
In May 2014, the FASB issued a new accounting standard on revenue from contracts with customers (the “Standard” or “ASC 606”), which superseded nearly all existing revenue recognition guidance under U.S. GAAP (“ASC 605”). The core principal of the Standard is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company elected to apply the modified retrospective adoption approach to all contracts. Under this approach, prior periods were not restated. Rather, revenues and other disclosures for prior periods were provided in the notes to the Consolidated Financial Statements as previous reported under ASC 605, and the cumulative effect of initially applying the standard was recognized as an adjustment to Retained earnings for approximately $507 million.

The following summarizes the significant changes to the Company as a result of the adoption of ASC 606 on January 1, 2018.

•
The Company previously recognized revenue either at a point in time or over a period of time based on the transfer of value to customers or as the remuneration became determinable. Under ASC 606, the revenue related to certain brokerage services recognized over a period of time is recognized on the effective date of the associated policies when control of the policy transfers to the customer. This change resulted in a significant shift in timing of interim revenue for the Reinsurance Solutions revenue line and, to a lesser extent, certain other brokerage services.

•
The Standard provides guidance on accounting for certain revenue-related costs including when to capitalize costs associated with obtaining and fulfilling a contract. The majority of these costs were previously expensed as incurred under ASC 605. Assets recognized for the costs to obtain a contract, which includes certain sales commissions, are amortized on a systematic basis that is consistent with the transfer of the services to which the asset relates, considering anticipated renewals when applicable. Assets recognized as costs to fulfill a contract, which includes internal costs related to pre-placement broking activities, as well as other costs, are amortized on a systematic basis that is consistent with the transfer of the services to which the asset relates, which is generally less than one year.

Accounting Standards Issued but Not Yet Adopted
Simplifying the Accounting for Income Taxes
In December 2019, the FASB issued new accounting guidance that simplifies the accounting for income taxes by eliminating some exceptions to the general approach in the existing guidance. It also clarifies certain aspects of the existing guidance to promote more consistent application. The new guidance is effective for Aon in the first quarter of 2021, with early adoption permitted. The Company is currently evaluating the impact that the guidance will have on the Consolidated Financial Statements and the period of adoption.

Cloud Computing Arrangements
In August 2018, the FASB issued new accounting guidance on implementation costs incurred in a cloud computing arrangement that is a service contract. The new guidance aligns capitalization requirements for certain implementation costs incurred in cloud computing arrangements with existing requirements for capitalizing implementation costs for internal-use software. These costs will be deferred over the term of the hosting arrangement, including any optional renewal periods the entity is reasonably certain to exercise. An entity may apply the new guidance on either a prospective or retrospective basis. The new guidance is effective for Aon in the first quarter of 2020. The Company will adopt the new guidance on a prospective basis for all implementation costs incurred after the date of initial adoption. The Company does not expect adoption to have a significant impact on the Consolidated Financial Statements.
Changes to the Disclosure Requirements for Defined Benefit Plans
In August 2018, the FASB issued new accounting guidance related to the disclosure requirements for employers that sponsor defined benefit pension and other postretirement benefit plans. The guidance requires sponsors of these plans to provide additional disclosures, including weighted average interest rates used in the entity’s cash balance pension plans and a narrative description of reasons for any significant gains or losses impacting the benefit obligation for the period, and eliminates certain previous disclosure requirements. The new guidance is effective for Aon in the first quarter of 2021 with early adoption permitted and will be applied retrospectively. The Company is currently evaluating the impact that the guidance will have on the Consolidated Financial Statements and the period of adoption.
Simplifying the Test for Goodwill Impairment
In January 2017, the FASB issued new accounting guidance on simplifying the test for goodwill impairment. Currently the standard requires an entity to perform a two-step test to determine the amount, if any, of goodwill impairment. In Step 1, an entity compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, the entity performs Step 2 and compares the implied fair value of goodwill with the carrying amount of that goodwill for that reporting unit. An impairment charge equal to the amount by which the carrying amount of goodwill for the reporting unit exceeds the implied fair value of that goodwill is recorded, limited to the amount of goodwill allocated to that reporting unit. The new guidance removes Step 2. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. The Company will adopt the new guidance in the first quarter of 2020 on a prospective basis. The Company does not expect adoption to have a significant impact on the Consolidated Financial Statements.
Credit Losses
In June 2016, the FASB issued a new accounting standard on the measurement of credit losses on financial instruments. The new standard replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. An entity will apply the new standard through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the standard is effective. The new standard is effective for Aon in the first quarter of 2020. The Company has executed a comprehensive approach to assess the impact of the new accounting standard. Further, control activities and operational processes have been designed and are being implemented to ensure compliance with the new standard. The Company will adopt this standard on January 1, 2020 using a modified retrospective adoption approach. Under this approach, prior periods will not be restated, rather, the cumulative effect of initially applying the new standard will be recognized as a decrease to Retained earnings as of January 1, 2020.
Fair Value Measurements
Accounting standards establish a three tier fair value hierarchy that prioritizes the inputs used in measuring fair values as follows:

•	Level 1 — observable inputs such as quoted prices for identical assets in active markets;

•	Level 2 — inputs other than quoted prices for identical assets in active markets, that are observable either directly or indirectly; and

•	Level 3 — unobservable inputs in which there is little or no market data which requires the use of valuation techniques and the development of assumptions.
The following methods and assumptions are used to estimate the fair values of the Company’s financial instruments, including pension assets (refer to Note 13 “Employee Benefits”):
Money market funds consist of institutional prime, treasury, and government money market funds. The Company reviews treasury and government money market funds to obtain reasonable assurance that the fund net asset value is $1 per share, and reviews the floating net asset value of institutional prime money market funds for reasonableness.
Cash and cash equivalents consist of cash and institutional short-term investment funds. The Company reviews the short-term investment funds to obtain reasonable assurance that the fund net asset value is $1 per share.
Equity investments consist of equity securities and equity derivatives valued using the closing stock price on a national securities exchange. Over the counter equity derivatives are valued using observable inputs such as underlying prices of the underlying security and volatility. On a sample basis the Company reviews the listing of Level 1 equity securities in the portfolio and agrees the closing stock prices to a national securities exchange, and independently verifies the observable inputs for Level 2 equity derivatives and securities.
Fixed income investments consist of certain categories of bonds and derivatives. Corporate, government, and agency bonds are valued by pricing vendors who estimate fair value using recently executed transactions and proprietary models based on observable inputs, such as interest rate spreads, yield curves, and credit risk. Asset-backed securities are valued by pricing vendors who estimate fair value using discounted cash flow models utilizing observable inputs based on trade and quote activity of securities with similar features. Fixed income derivatives are valued by pricing vendors using observable inputs such as interest rates and yield curves. The Company obtains an understanding of the models, inputs, and assumptions used in developing prices provided by its vendors through discussions with the fund managers. The Company independently verifies the observable inputs, as well as assesses assumptions used for reasonableness based on relevant market conditions and internal Company guidelines. If an assumption is deemed unreasonable, based on the Company’s guidelines, it is then reviewed by management and the fair value estimate provided by the vendor is adjusted, if deemed appropriate. These adjustments do not occur frequently and historically are not material to the fair value estimates used in the Consolidated Financial Statements.
Pooled funds consist of various equity, fixed income, commodity, and real estate mutual fund type investment vehicles. Pooled investment funds fair value is estimated based on the proportionate share ownership in the underlying net assets of the investment, which is based on the fair value of the underlying securities that trade on a national securities exchange. The Company gains an understanding of the investment guidelines and valuation policies of the fund and discusses fund performance with pooled fund managers. The Company obtains audited fund manager financial statements, when available. If the pooled fund is designed to replicate a publicly traded index, the Company compares the performance of the fund to the index to assess the reasonableness of the fair value measurement.
Alternative investments consist of limited partnerships, private equity, and hedge funds. Alternative investment fair value is generally estimated based on the proportionate share ownership in the underlying net assets of the investment as determined by the general partner or investment manager. The valuations are based on various factors depending on investment strategy, proprietary models, and specific financial data or projections. The Company obtains audited fund manager financial statements, when available. The Company obtains a detailed understanding of the models, inputs, and assumptions used in developing prices provided by the investment managers, or appropriate party, through regular discussions. The Company also obtains the investment manger’s valuation policies and assesses the assumptions used for reasonableness based on relevant market conditions and internal Company guidelines. If an assumption is deemed unreasonable, based on the Company’s guidelines, it is then reviewed by management and the fair value estimate provided by the vendor is adjusted, if deemed appropriate. These adjustments do not occur frequently and historically are not material to the fair value estimates in the Consolidated Financial Statements.
Derivatives are carried at fair value, based upon industry standard valuation techniques that use, where possible, current market-based or independently sourced pricing inputs, such as interest rates, currency exchange rates, or implied volatilities.
Annuity contracts consist of insurance group annuity contracts purchased to match the pension benefit payment stream owed to certain selected plan participant demographics within a few major U.K. defined benefit plans. Annuity contracts are valued using a discounted cash flow model utilizing assumptions such as discount rate, mortality, and inflation.
Real estate and REITs consist of publicly traded REITs and direct real estate investments. Level 1 REITs are valued using the closing stock price on a national securities exchange. Non-Level 1 values are based on the proportionate share of ownership in the underlying net asset value as determined by the investment manager. The Company independently reviews the listing of Level 1 REIT securities in the portfolio and agrees the closing stock prices to a national securities exchange. The Company gains an understanding of the investment guidelines and valuation policies of the non-Level 1 real estate funds and discusses performance with the fund managers. The Company obtains audited fund manager financial statements, when available. See the description of “Alternative investments” for further detail on valuation procedures surrounding non-Level 1 REITs.
Debt is carried at outstanding principal balance, less any unamortized issuance costs, discount or premium. Fair value is based on quoted market prices or estimates using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.